Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2060 Portfolio℠
March 31, 2023
VIPF2060-NPRT1-0523
1.9894058.103
Domestic Equity Funds - 48.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	29,346	1,205,250
VIP Equity-Income Portfolio Initial Class (a)	41,548	984,268
VIP Growth & Income Portfolio Initial Class (a)	53,506	1,343,547
VIP Growth Portfolio Initial Class (a)	25,135	1,968,297
VIP Mid Cap Portfolio Initial Class (a)	9,294	313,400
VIP Value Portfolio Initial Class (a)	41,705	706,067
VIP Value Strategies Portfolio Initial Class (a)	24,217	352,112
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,668,869)		6,872,941

International Equity Funds - 39.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	175,057	1,796,083
VIP Overseas Portfolio Initial Class (a)	160,438	3,837,675
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,704,150)		5,633,758

Bond Funds - 10.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	32,278	301,149
Fidelity International Bond Index Fund (a)	8,545	77,243
Fidelity Long-Term Treasury Bond Index Fund (a)	73,238	787,307
VIP High Income Portfolio Initial Class (a)	8,407	38,084
VIP Investment Grade Bond II Portfolio - Initial Class (a)	28,792	276,119
TOTAL BOND FUNDS (Cost $1,586,196)		1,479,902

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $140,380)	140,380	140,380

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,099,595)	14,126,981
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,509)
NET ASSETS - 100.0%	14,125,472

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	255,475	52,543	16,109	(939)	(1,578)	10,818	301,149
Fidelity International Bond Index Fund	65,728	11,260	1,539	-	(35)	1,829	77,243
Fidelity Long-Term Treasury Bond Index Fund	710,208	114,497	82,354	5,776	(16,195)	61,151	787,307
VIP Contrafund Portfolio Initial Class	984,825	157,007	22,757	10,356	(780)	86,955	1,205,250
VIP Emerging Markets Portfolio Initial Class	1,659,547	251,180	183,369	2,952	(5,775)	74,500	1,796,083
VIP Equity-Income Portfolio Initial Class	882,486	131,178	33,625	-	(166)	4,395	984,268
VIP Government Money Market Portfolio Initial Class 4.62%	85,199	148,866	93,685	870	-	-	140,380
VIP Growth & Income Portfolio Initial Class	1,141,939	193,526	43,455	4,390	122	51,415	1,343,547
VIP Growth Portfolio Initial Class	1,546,615	303,698	36,560	11,441	(903)	155,447	1,968,297
VIP High Income Portfolio Initial Class	32,303	5,451	547	23	(13)	890	38,084
VIP Investment Grade Bond II Portfolio - Initial Class	95,346	181,842	5,306	33	26	4,211	276,119
VIP Mid Cap Portfolio Initial Class	275,397	38,575	8,647	674	134	7,941	313,400
VIP Overseas Portfolio Initial Class	3,200,932	463,832	164,423	-	7,675	329,659	3,837,675
VIP Value Portfolio Initial Class	636,299	86,213	22,620	-	416	5,759	706,067
VIP Value Strategies Portfolio Initial Class	315,394	46,023	12,372	790	130	2,937	352,112
	11,887,693	2,185,691	727,368	36,366	(16,942)	797,907	14,126,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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